Note 24 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue	$ 46,868	$ 41,187	$ 135,503	$ 107,653
Inter-segmental revenue			0	0
Royalty	(2,422)	(2,207)	(6,831)	(5,650)
Production costs	(21,085)	(20,452)	(60,505)	(61,028)
Depreciation	(4,048)	(4,385)	(12,106)	(10,049)
Net foreign exchange (loss) gain	(3,129)	(257)	(9,282)	(2,334)
Administrative expenses	(3,954)	(2,889)	(10,229)	(11,890)
Net derivative financial instrument expense	(20)	(102)	(496)	(590)
Equity-settled share-based expense	(279)	(233)	(785)	(564)
Cash-settled share-based expense	(422)	(27)	(479)	(298)
Other expenses	(2,814)	(701)	(4,078)	(2,800)
Other income	16	62	365	127
Management fee			0	0
Finance income	7	21	16	30
Finance cost	(831)	(529)	(2,360)	(2,362)
Profit (loss) before tax	7,887	9,488	28,733	10,245
Tax expense	(4,600)	(3,777)	(12,281)	(8,552)
(Loss) profit for the period	3,287	5,711	16,452	1,693
Non-Current (excluding intercompany)	279,803	265,813	279,803	265,813	$ 274,074
Current (excluding intercompany, including Assets held for sale)	59,857	54,524	59,857	54,524	54,229
Expenditure on evaluation and exploration assets (note 12)			2,457	75,252
Additions other than through business combinations, property, plant and equipment	6,686	9,042	16,122	18,161
Solar plant	13,483	13,397	13,483	13,397
Intercompany balances	0	0	0	0
Current (excluding intercompany)	(41,489)	(35,766)	(41,489)	(35,766)	(40,133)
Non-current (excluding intercompany)	(26,307)	(18,211)	(26,307)	(18,211)	(23,978)
Intercompany balances	0	0	0	0
Non-current (excluding intercompany)	26,307	18,211	26,307	18,211	23,978
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue			0	0
Inter-segmental revenue			(12,155)	(11,072)
Royalty			0	0
Production costs			10,698	10,161
Depreciation			721	750
Net foreign exchange (loss) gain			(65)	(35)
Administrative expenses			7	7
Net derivative financial instrument expense			0	0
Equity-settled share-based expense			0	0
Cash-settled share-based expense			0	434
Other expenses			0	0
Other income			(8)	0
Management fee			0	0
Finance income			(1,770)	0
Finance cost			1,768	2
Profit (loss) before tax			(804)	247
Tax expense			20	(43)
(Loss) profit for the period			(784)	204
Non-Current (excluding intercompany)	(5,246)	(5,276)	(5,246)	(5,276)
Current (excluding intercompany, including Assets held for sale)	(1,714)	(1,709)	(1,714)	(1,709)
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			(673)	(2,222)
Solar plant	0	0	0	0
Intercompany balances	(194,207)	(142,366)	(194,207)	(142,366)
Current (excluding intercompany)	0	0	0	0
Non-current (excluding intercompany)	24	7	24	7
Intercompany balances	194,207	142,366	194,207	142,366
Non-current (excluding intercompany)	(24)	(7)	(24)	(7)
Material reconciling items [member]
Statement Line Items [Line Items]
Revenue			0	0
Inter-segmental revenue			0	0
Royalty			0	0
Production costs			(13)	0
Depreciation			(33)	(31)
Net foreign exchange (loss) gain			(1,045)	1,013
Administrative expenses			(6,924)	(7,261)
Net derivative financial instrument expense			(496)	(590)
Equity-settled share-based expense			(785)	(564)
Cash-settled share-based expense			(479)	(732)
Other expenses			0	0
Other income			211	11
Management fee			0	0
Finance income			1,319	0
Finance cost			(1,166)	(128)
Profit (loss) before tax			(9,411)	(8,282)
Tax expense			(476)	(300)
(Loss) profit for the period			(9,887)	(8,582)
Non-Current (excluding intercompany)	(3,321)	(1,081)	(3,321)	(1,081)
Current (excluding intercompany, including Assets held for sale)	2,479	4,471	2,479	4,471
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			2	(11,438)
Solar plant	0	0	0	0
Intercompany balances	126,909	84,011	126,909	84,011
Current (excluding intercompany)	(2,795)	(4,278)	(2,795)	(4,278)
Non-current (excluding intercompany)	(591)	(279)	(591)	(279)
Intercompany balances	(66,101)	(77,221)	(66,101)	(77,221)
Non-current (excluding intercompany)	591	279	591	279
Blanket Mine [member]
Statement Line Items [Line Items]
Revenue			132,850	103,151
Inter-segmental revenue			0	0
Royalty			(6,698)	(5,424)
Production costs			(57,696)	(49,696)
Depreciation			(12,692)	(10,642)
Net foreign exchange (loss) gain			(8,353)	(3,069)
Administrative expenses			(698)	(124)
Net derivative financial instrument expense			0	0
Equity-settled share-based expense			0	0
Cash-settled share-based expense			0	0
Other expenses			(3,908)	(1,935)
Other income			160	94
Management fee			(2,373)	(2,479)
Finance income			0	0
Finance cost			(2,579)	(2,561)
Profit (loss) before tax			38,013	27,315
Tax expense			(11,361)	(7,869)
(Loss) profit for the period			26,652	19,446
Non-Current (excluding intercompany)	192,327	182,522	192,327	182,522
Current (excluding intercompany, including Assets held for sale)	53,973	48,300	53,973	48,300
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			16,573	30,701
Solar plant	13,483	13,397	13,483	13,397	$ 13,519
Intercompany balances	47,079	43,146	47,079	43,146
Current (excluding intercompany)	(33,403)	(29,723)	(33,403)	(29,723)
Non-current (excluding intercompany)	(20,707)	(12,153)	(20,707)	(12,153)
Intercompany balances	(16,310)	(23,859)	(16,310)	(23,859)
Non-current (excluding intercompany)	20,707	12,153	20,707	12,153
South African operations [member]
Statement Line Items [Line Items]
Revenue			0	0
Inter-segmental revenue			12,155	11,072
Royalty			0	0
Production costs			(11,009)	(10,668)
Depreciation			(102)	(105)
Net foreign exchange (loss) gain			245	(154)
Administrative expenses			(2,577)	(2,444)
Net derivative financial instrument expense			0	0
Equity-settled share-based expense			0	0
Cash-settled share-based expense			0	0
Other expenses			0	0
Other income			1	22
Management fee			2,373	2,479
Finance income			467	30
Finance cost			(5)	326
Profit (loss) before tax			1,548	558
Tax expense			(459)	(251)
(Loss) profit for the period			1,089	307
Non-Current (excluding intercompany)	1,001	926	1,001	926
Current (excluding intercompany, including Assets held for sale)	4,162	2,999	4,162	2,999
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			220	248
Solar plant	0	0	0	0
Intercompany balances	19,783	15,323	19,783	15,323
Current (excluding intercompany)	(3,089)	(2,130)	(3,089)	(2,130)
Non-current (excluding intercompany)	0	(17)	0	(17)
Intercompany balances	(36,719)	(34,402)	(36,719)	(34,402)
Non-current (excluding intercompany)	(0)	17	(0)	17
Bilboes Gold [member]
Statement Line Items [Line Items]
Revenue			2,653	4,502
Inter-segmental revenue			0	0
Royalty			(133)	(226)
Production costs			(2,485)	(10,825)
Depreciation			0	(21)
Net foreign exchange (loss) gain			(64)	(89)
Administrative expenses			(30)	(2,068)
Net derivative financial instrument expense			0	0
Equity-settled share-based expense			0	0
Cash-settled share-based expense			0	0
Other expenses			(170)	(865)
Other income			1	0
Management fee			0	0
Finance income			0	0
Finance cost			(296)	(1)
Profit (loss) before tax			(524)	(9,593)
Tax expense			(5)	(89)
(Loss) profit for the period			(529)	(9,682)
Non-Current (excluding intercompany)	0	0	0	0
Current (excluding intercompany, including Assets held for sale)	0	0	0	0
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			0	872
Solar plant	0	0	0	0
Intercompany balances	436	(114)	436	(114)
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Revenue			0
Inter-segmental revenue			0
Royalty			0
Production costs			0
Depreciation			0
Net foreign exchange (loss) gain			0
Administrative expenses			(7)
Net derivative financial instrument expense			0
Equity-settled share-based expense			0
Cash-settled share-based expense			0
Other expenses			0
Other income			0
Management fee			0
Finance income			0
Finance cost			(82)
Profit (loss) before tax			(89)
Tax expense			0
(Loss) profit for the period			(89)
Non-Current (excluding intercompany)	95,042	88,722	95,042	88,722
Current (excluding intercompany, including Assets held for sale)	957	463	957	463
Expenditure on evaluation and exploration assets (note 12)			2,457	75,252
Additions other than through business combinations, property, plant and equipment			0	0
Solar plant	0	0	0	0
Intercompany balances	0	0	0	0
Current (excluding intercompany)	(2,202)	365	(2,202)	365
Non-current (excluding intercompany)	(5,033)	(5,755)	(5,033)	(5,755)
Intercompany balances	(75,077)	(6,884)	(75,077)	(6,884)
Non-current (excluding intercompany)	$ 5,033	$ 5,755	$ 5,033	$ 5,755